Related Parties (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Parties [Abstract]
Agency fees due to International General Insurance Underwriting	$ 20,315,915	$ 17,394,592
Costs recharged back to International General Insurance Underwriting	$ 21,329,250	$ 18,856,943